Leases - Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Opening net book value	$ 1,108	$ 612
Additions	187	673
Depreciation	(137)	(147)
Changes in foreign exchange rates and other	49	(30)
Sale of steelmaking coal business	(196)	0
Closing net book value	$ 1,011	$ 1,108